UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30, 2005
                         --------------

Date of reporting period:  JULY 31, 2004
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        GREENVILLE SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2004

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 91.0%

AUTO MANUFACTURERS: 1.9%
    6,370   A.S.V., Inc.*<F1>                                      $   210,083
                                                                   -----------

AUTO PARTS & EQUIPMENT: 2.4%
    9,611   Keystone Automotive Industries, Inc.*<F1>                  271,415
                                                                   -----------

BEVERAGES: 3.0%
   13,716   Peet's Coffee & Tea, Inc.*<F1>                             332,476
                                                                   -----------

BUILDING MATERIALS: 0.8%
   12,600   U.S. Home Systems, Inc.*<F1>                                82,782
                                                                   -----------

Commercial Services: 8.7%
   13,585   Aaron Rents, Inc.                                          436,350
   10,450   EVCI Career Colleges Inc.*<F1>                             103,977
   13,000   The Providence Service Corp.*<F1>                          246,285
   20,570   SM&A*<F1>                                                  164,766
                                                                   -----------
                                                                       951,378
                                                                   -----------

Computers: 8.0%
   19,285   AlphaSmart, Inc.*<F1>                                       77,140
    4,735   Anteon International Corp.*<F1>                            147,448
    4,630   MICROS Systems, Inc.*<F1>                                  225,111
   24,965   Mobility Electronics, Inc.*<F1>                            178,250
    9,525   Stratasys, Inc.*<F1>                                       249,936
                                                                   -----------
                                                                       877,885
                                                                   -----------

Distribution/Wholesale: 3.0%
   20,175   Navarre Corp.*<F1>                                         324,414
                                                                   -----------

Electrical Components & Equipment: 1.6%
   20,000   Power-One, Inc.*<F1>                                       175,400
                                                                   -----------

Electronics: 1.2%
   27,425   RAE Systems Inc.*<F1>                                      137,125
                                                                   -----------

Healthcare Products: 6.6%
    7,400   Given Imaging Ltd.*<F1>                                    254,708
   27,780   Merit Medical Systems, Inc.*<F1>                           468,926
                                                                   -----------
                                                                       723,634
                                                                   -----------

Healthcare Services: 4.1%
    8,445   Coventry Health Care Inc.*<F1>                             431,624
    2,150   Life Sciences Research, Inc.*<F1>                           13,545
                                                                   -----------
                                                                       445,169
                                                                   -----------

Home Furnishings: 1.2%
   25,740   The Rowe Cos.*<F1>                                         128,957
                                                                   -----------

Insurance: 2.7%
    7,940   American Safety Insurance Holdings, Ltd.*<F1>              110,604
   10,219   Argonaut Group, Inc.*<F1>                                  191,708
                                                                   -----------
                                                                       302,312
                                                                   -----------

Internet: 5.2%
   27,840   1-800-FLOWERS.COM, Inc.*<F1>                               209,914
   25,200   Citadel Security Software, Inc.*<F1>                        57,960
   30,249   Lionbridge Technologies, Inc.*<F1>                         225,053
   16,625   Modem Media, Inc.*<F1>                                      76,309
                                                                   -----------
                                                                       569,236
                                                                   -----------

Machinery - Construction & Mining: 1.8%
   14,110   JLG Industries, Inc.                                       197,540
                                                                   -----------

Manufacturing - Miscellaneous: 1.3%
    2,780   ESCO Technologies Inc.*<F1>                                146,367
                                                                   -----------

Pharmaceuticals: 5.7%
   11,000   Bradley Pharmaceuticals, Inc.*<F1>                         258,940
   13,155   Connetics Corp.*<F1>                                       362,157
                                                                   -----------
                                                                       621,097
                                                                   -----------

Retail: 7.2%
   12,115   Conn's, Inc.*<F1>                                          202,442
    7,375   First Cash Financial Services, Inc.*<F1>                   147,869
    9,404   Rubio's Restaurants, Inc.*<F1>                              89,517
    9,965   Rush Enterprises, Inc.*<F1>                                128,249
    6,210   Stage Stores, Inc.*<F1>                                    220,207
                                                                   -----------
                                                                       788,284
                                                                   -----------

Semiconductors: 7.2%
    8,020   August Technology Corp.*<F1>                                83,007
   17,660   LTX Corp.*<F1>                                             143,576
   16,775   OmniVision Technologies, Inc.*<F1>                         197,609
   10,070   Richardson Electronics, Ltd.                                94,154
   15,502   Tessera Technologies, Inc.*<F1>                            269,735
                                                                   -----------
                                                                       788,081
                                                                   -----------

Software: 4.9%
   23,470   Epicor Software Corp.*<F1>                                 290,559
    9,935   MapInfo Corp.*<F1>                                         102,728
   25,155   TradeStation Group, Inc.*<F1>                              149,672
                                                                   -----------
                                                                       542,959
                                                                   -----------

Telecommunications: 3.5%
   25,655   AudioCodes Ltd.*<F1>                                       271,943
   19,715   NMS Communications Corp.*<F1>                              117,501
                                                                   -----------
                                                                       389,444
                                                                   -----------

Transportation: 9.0%
    7,500   Celadon Group, Inc.*<F1>                                   131,400
    9,665   J.B. Hunt Transport Services, Inc.                         371,233
   14,150   Marten Transport, Ltd.*<F1>                                278,047
   12,680   Vitran Corp. Inc.*<F1>                                     204,021
                                                                   -----------
                                                                       984,701
                                                                   -----------

TOTAL COMMON STOCKS
(cost $10,088,873)                                                   9,990,739
                                                                   -----------

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENT: 4.1%
 $452,291   Cash Trust Series II - Treasury Cash Series II
              (cost $452,291)                                          452,291
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $10,541,164): 95.1%                                         10,443,030
Other Assets less Liabilities: 4.9%                                    540,824
                                                                   -----------
NET ASSETS: 100.0%                                                 $10,983,854
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   --------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                              ---------------------------
                              Robert M. Slotky, President

     Date     September 10, 2004
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Robert M. Slotky
                               ---------------------------
                               Robert M. Slotky, President

     Date     September 10, 2004
           -----------------------------

     By (Signature and Title)  /s/ Eric W. Falkeis
                               -------------------------
                               Eric W. Falkeis, Treasurer

     Date     September 10, 2004
           -----------------------------